SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

The Company completed several acquisitions with a total cash consideration of RMB399.93 million (US$64.19 million) subsequent to December 31, 2012. The acquired businesses are mainly related to development of products and technologies that are compatible with mobile devices for accessing the Internet. These acquisitions will enhance the depth of the Company’s expertise in products for mobile devices users and are considered supplementary to the existing online marketing services. These acquisitions are immaterial, both individually and in aggregate.